As filed with the Securities and Exchange Commission on June 3, 2021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04581

CORNERCAP GROUP OF FUNDS
The Peachtree, Suite 1700
1355 Peachtree Street NE
Atlanta, GA 30309

Zac Tackett
Atlantic Fund Services, LLC
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant’s telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: April 1, 2020 – March 31, 2021

ITEM 1. REPORT TO STOCKHOLDERS.

Annual Report
March 31, 2021
CornerCap
Small-Cap Value Fund

Table of Contents
Manager’s Report to Shareholders (Unaudited) 1
Fund Expenses (Unaudited) 7
Schedule of Investments 9
Statement of Assets and Liabilities 19
Statement of Operations 20
Statement of Changes in Net Assets 21
Financial Highlights 22
Notes to Financial Statements 24
Report of Independent Registered Public Accounting Firm 31
Additional Information (Unaudited) 32

Manager’s Report to Shareholders (Unaudited)
March 31, 2021
Annual Report I March 31, 2021

Dear Shareholders,
By last August, we believe historically low rates, combined with fears of recession from trade wars (2018) and the pandemic
(2020), had conspired to create extreme, unsustainable positions in certain segments of the equity markets. For long-term investors, we saw risk to concentrated and imbalanced portfolios.
We made both tactical and strategic steps during this period to position shareholders for long-term opportunity. Tactically, we gave greater emphasis to valuation over other investment styles like growth and momentum. Strategically, we continued to refine our research system with deeper analysis within what we call “peer groups” (i.e., how we group similar stocks for improved comparisons) and earnings power during periods of dislocation (i.e., emphasizing long-term earnings when near-term earnings are meaningfully dampened).
We believe our actions will benefit shareholders as vaccines emerge and economies re-open from the pandemic. These benefits may take time to play out, consistent with a long-term view.
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
Broadly, market activity since last September has been encouraging for the long term, although mixed in the near term:
For the period from March 31, 2020 to early January, our strategy struggled relative to the Value benchmark. The stocks initially surging in the Value index were not necessarily the cheaper or higher quality ones, in our view. The winning profile tended to be stocks with High Forecasted Growth and Improving Analyst Price Targets, or stocks with Highest Short
Interest, Highest Valuations, and Highest Debt Balances. We consider these characteristics to be higher risk or unattractive for long-term performance. In our view, investors were willing to take excess risk as certain sectors surged in anticipation of re-opening.
Importantly, risk-seeking may have peaked in January as “meme” stocks like GameStop made national headlines. While stocks with high short interest hit euphoria in January, they have frankly been driving index performance since mid-2020.
• Re-opening has generally favored diversified rather than concentrated portfolios. Portfolios skewed to Big Tech and Highest Growth had dominated as fears of trade war and pandemic grew; with re-
opening, a broader group of stocks have led.
• “Value” stocks also began to lead, which investors might expect in recovery—but the profile of those leaders has evolved from lower quality (less profitable, weaker balance sheets) to better quality, in our view. This migration should help our strategy.
• Concern over rising rates since early February has encouraged investors to sell Highest Growth stocks and rate-sensitive sectors like utilities and home builders.

Manager’s Report to Shareholders (Unaudited)
March 31, 2021

www.cornercapfunds.com
In fact, high short interest sat atop our factor list as best performing for the trailing 2 and 3 quarter periods. It is a factor we are significantly underweight relative to our benchmark, because it tends to indicate longer term risk.
The mainstays of the Fundametrics research process got stronger as we moved beyond January. Our “Buy” rated stocks beat “Sell” rated stocks meaningfully for the quarter ending March 31, indicating that fundamentals and profitability began to matter. In particular, longer-term and normalized valuations were rewarded, and improving fundamental earnings estimates carried greater impact over distant forecasts. Safety and high valuations began to lag. We believe the February/
March period offers a more balanced view of what we believe the future holds.
For the full year, our selection of stocks in financials were the greatest contributors to performance, as rising rates and better valuations began to work in our favor. Consumer stocks were the greatest detractors from our relative performance.
While current earnings are depressed, our models are overweighting longer-term fundamentals and de-emphasizing short-term metrics. This tilt helped us since January and is expected to be in place until the gap between current and forecasted profitability narrows from the current extremes.
The following NAV returns are presented as of 3/31/2021, are net of management fee and other operating costs, and reflect the reinvestment of distributions. For periods over one-year, average annual returns are presented:
Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted. To obtain performance as of the most recent month end, please call (888) 813-8637. The investment return and principal value of your investment will fluctuate, so investors' shares, when redeemed, may be worth more or less than their original cost. The gross expense ratios for the fund is 1.30% for CSCVX. The Fund charges a 1.00% redemption fee for shares redeemed within 60 days of purchase.
BOTTOM LINE
Despite the Value benchmark posting strong returns since last September, much of this activity came from less profitable, lower quality stocks that were rebounding off their lows. We saw this activity peak in January, when the most heavily shorted and unprofitable stocks did exceptionally well. Since that time, we have started to see investors favor stocks with better fundamentals and attractive prices, which we believe is the better long-term position for the strategy.
1 Yr 5 Yr 10 Yr
INVESTOR SHARES
CSCVX 88.56% 12.70% 10.61%
Russell 2000 Value Index 97.05% 13.56% 10.06%

Manager’s Report to Shareholders (Unaudited)
March 31, 2021
Annual Report I March 31, 2021

As we enter the post-pandemic period, we continue to believe a new economic regime is emerging, presenting different risks and opportunities for investors. With greater fiscal stimulus, rollout of vaccines, and high savings levels, economies are beginning to re-open. We are already seeing the signs of change in the markets, and we believe the backdrop is favorable to small cap stocks, particularly those higher quality, reasonably priced companies.
CornerCap Investment Counsel March 31, 2021
The views in this letter reflect the opinions of CornerCap Group of Funds as of March 31, 2021 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding each fund’s investment methodology and do not constitute investment advice. Past performance does not guarantee future results.
Equity securities, such as common stocks, are subject to market, economic and business risks that may cause their prices to fluctuate. Investments made in small and mid-capitalization companies may be more volatile and less liquid due to limited resources or product lines and more sensitive to economic factors. The balanced fund is subject to the same risks as the underlying bonds in its portfolio, such as credit, prepayment, call and interest rate risk. As interest rates rise the value of bond prices will decline. If a Fund invests in ETFs (Exchange-Traded Funds), it will be subject to the same risks as the underlying securities in which the ETF invests as well as entails higher expenses than if invested into the underlying ETF directly.

Manager’s Report to Shareholders (Unaudited)
March 31, 2021

www.cornercapfunds.com
Investment Performance through March 31, 2021 (In Thousands)
Total Return
for the period ended March 31, 2021
Past performance does not guarantee future results. The performance data quoted does not reflect the deduction of the 1% redemption fee imposed if shares are redeemed or exchanged within sixty days of purchase or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Data quoted represents past performance.
1 Year 5 Year 10 Year
Since
Inception
(a)
Expense
Ratio
CornerCap Small-Cap Value Fund
-- Investor Shares
(b)
88.56% 12.70% 10.61% 10.00% 1.30%
(c)
CornerCap Small-Cap Value Fund
-- Institutional Shares
(b)(d)
89.19% 13.03% 10.79% 10.07% 1.00%
Russell 2000 Value Index
(e)
97.05% 13.56% 10.06% 11.00%
Russell 2000 Index
(f)
94.85% 16.35% 11.68% 10.44%

Manager’s Report to Shareholders (Unaudited)
March 31, 2021
Annual Report I March 31, 2021

Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated
above. Performance is updated and published monthly. Call 888-813-8637 for month-end performance figures.
The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.
(a) The Small-Cap Value Fund’s Investor Shares began operations on September 30, 1992 and the Institutional
Shares began operations on December 29, 2015.
(b) The Small-Cap Value Fund’s total returns include the reinvestment of dividend and capital gain distributions but have not been adjusted for any income taxes payable by shareholders on these distributions.
(c) The total Annual Fund Operating Expenses (gross) is 1.30%. The Adviser has entered into a contractual agreement with the Small-Cap Value Fund – Investor Shares under which it has agreed to waive fees and reimburse the Small-Cap Value Fund – Investor Shares for “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.30%. To the extent the Small-Cap Value Fund – Investor Shares incurs excluded expenses, the expense ratio will increase. The current contractual agreement cannot be terminated prior to
August 1, 2021 , without the Board of Trustees’ approval.
(d) The Small-Cap Value Fund’s Institutional Shares performance for the 10-year and since inception periods are blended average returns which include the returns of the Investor Shares prior to commencement of operations of the Institutional Shares.
(e) The Russell 2000® Value Index measures the 2,000 smallest of the 3,000 largest U.S. Companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values.
(f) The Russell 2000® Index is an index that measures the performance of the 2,000 smallest companies in the
Russell 3000® Index. The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Manager’s Report to Shareholders (Unaudited)
March 31, 2021

www.cornercapfunds.com
Sector Allocation as a Percentage of Total Investments at March 31, 2021*
* These allocations may not reflect the current or future position of the portfolio.

Fund Expenses (Unaudited)
March 31, 2021
Annual Report I March 31, 2021

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including wire fees, redemption fees, and low balance fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 through March 31, 2021.
Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees, redemption fees, and low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account Value
October 1, 2020
Ending
Account Value
March 31, 2021
Expenses
Paid During
Period
(a)
Investor Shares
Actual $ 1,000.00 $ 1,541.34 $ 8.24
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.45 $ 6.54
Institutional Shares
Actual $ 1,000.00 $ 1,544.45 $ 6.34
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.95 $ 5.04
(a)
These calculations are based on the expenses incurred in the most recent fiscal half-year. The period’s annualized six-month expense ratio is  1.30% for CornerCap Small-Cap Value Fund — Investor Shares and 1.00% for CornerCap Small-Cap Value Fund —
Institutional Shares, respectively. The dollar amounts shown as “Expenses Paid During Period”  are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (182), then divided by 365.

Fund Expenses (Unaudited)
March 31, 2021

www.cornercapfunds.com
The expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, account maintenance fees or charges by processing organizations. The Fund does not charge any account maintenance fees or sales load, but do charge a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of an initial purchase of shares; provided, however, that the redemption fee will not apply if the shares to be redeemed are held in a retirement account subject to the Employee Retirement Income
Security Act.

Schedule of Investments
March 31, 2021
The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report I March 31, 2021
Shares Fair Value
COMMON STOCK (99.8%)
Auto Parts & Equipment ( 2.4% )
Allison Transmission Holdings, Inc. 17,467 $ 713,178
American Axle & Manufacturing Holdings, Inc.
(a)
35,711 344,968
Commercial Vehicle Group, Inc.
(a)
34,697 334,826
Methode Electronics, Inc. 18,260 766,555
Modine Manufacturing Co.
(a)
49,854 736,344
Standard Motor Products, Inc. 15,454 642,577
Tenneco, Inc., Class A
(a)
30,898 331,227
Titan International, Inc. 18,687 173,415
4,043,090
Banks ( 15.0% )
Amalgamated Financial Corp. 18,958 314,513
American National Bankshares , Inc. 10,128 334,933
BayCom Corp.
(a)
18,585 334,902
Cadence BanCorp 8,318 172,432
Camden National Corp. 7,382 353,303
Civista Bancshares, Inc. 34,143 783,240
CNB Financial Corp. 29,612 728,751
Community Trust Bancorp, Inc. 8,512 374,783
ConnectOne Bancorp, Inc. 27,917 707,696
Customers Bancorp, Inc.
(a)
23,246 739,688
Dime Community Bancshares, Inc. 22,250 670,615
Eagle Bancorp, Inc. 8,310 442,175
Equity Bancshares, Inc., Class A
(a)
14,456 396,094
Farmers National Banc Corp. 23,182 387,139
Financial Institutions, Inc. 23,943 725,234
First Busey Corp. 29,837 765,319
First Community Bankshares , Inc. 12,218 366,418
First Financial Bancorp 14,933 358,392
First Horizon Corp. 22,074 373,271
First Internet Bancorp 13,763 484,871
First Mid Bancshares, Inc. 16,168 710,260
Flagstar Bancorp, Inc. 15,687 707,484
FNB Corp. 55,739 707,885
Hancock Whitney Corp. 9,145 384,181
Hanmi Financial Corp. 45,591 899,510
Heartland Financial USA, Inc. 7,460 374,940
Hope Bancorp, Inc. 34,591 520,940
Horizon Bancorp, Inc./IN 39,912 741,565
Independent Bank Corp. 36,724 868,155
Macatawa Bank Corp. 39,227 390,309
Merchants Bancorp/IN 17,032 714,322

Schedule of Investments
March 31, 2021
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Banks (15.0%) (continued)
Metropolitan Bank Holding Corp.
(a)
6,624 $ 333,585
Midland States Bancorp, Inc. 25,792 715,470
MidWestOne Financial Group, Inc. 25,008 774,498
Northrim BanCorp , Inc. 8,119 345,139
Old Second Bancorp, Inc. 25,533 337,291
Orrstown Financial Services, Inc. 15,753 351,292
PacWest Bancorp 21,959 837,736
Peapack -Gladstone Financial Corp. 10,932 337,580
Preferred Bank/Los Angeles CA 5,442 346,547
Premier Financial Corp. 13,776 458,190
QCR Holdings, Inc. 14,865 701,925
RBB Bancorp 23,842 483,277
Republic Bancorp, Inc., Class A 16,234 719,004
Sierra Bancorp 13,490 361,532
The First of Long Island Corp. 17,678 375,658
Umpqua Holdings Corp. 43,335 760,529
West BanCorp , Inc. 15,842 381,634
25,454,207
Beverages - Non-alcoholic ( 0.4% )
Coca-Cola Consolidated, Inc. 2,350 678,633
Building Materials ( 7.0% )
Apogee Enterprises, Inc. 21,433 876,181
Beazer Homes USA, Inc.
(a)
24,029 502,687
Caesarstone , Ltd. 48,977 672,454
Century Communities, Inc.
(a)
6,936 418,379
GMS, Inc.
(a)
18,301 764,067
Griffon Corp. 13,288 361,035
JELD-WEN Holding, Inc.
(a)
13,432 371,932
KB Home 11,647 541,935
Louisiana-Pacific Corp. 8,829 489,656
Lydall , Inc.
(a)
8,491 286,486
M/I Homes, Inc.
(a)
12,172 719,000
MDU Resources Group, Inc. 24,110 762,117
Meritage Homes Corp.
(a)
7,342 674,877
MYR Group, Inc.
(a)
10,563 757,050
Patrick Industries, Inc. 8,464 719,440
Quanex Building Products Corp. 28,024 735,070
Toll Brothers, Inc. 6,469 366,986
Tri Pointe Homes, Inc.
(a)
19,157 390,037
Tutor Perini Corp.
(a)
21,994 416,786
UFP Industries, Inc. 10,293 780,621

Schedule of Investments
March 31, 2021
The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report I March 31, 2021
Shares Fair Value
Building Materials (7.0%) (continued)
Winnebago Industries, Inc. 4,687 $ 359,540
11,966,336
Chemicals ( 2.9% )
American Vanguard Corp. 19,041 388,627
Cabot Corp. 13,220 693,257
Ingevity Corp.
(a)
9,783 738,910
Koppers Holdings, Inc.
(a)
10,600 368,456
Kraton Corp.
(a)
17,959 657,120
The Chemours Co. 29,004 809,502
Univar Solutions, Inc.
(a)
32,719 704,767
W R Grace & Co. 9,055 542,032
4,902,671
Coal Operations ( 0.2% )
SunCoke Energy, Inc. 57,974 406,398
Commercial Services ( 3.5% )
BGSF, Inc. 24,724 346,136
Cars.com, Inc.
(a)
55,313 716,856
CoreCivic , Inc.
(a)
62,811 568,440
Kelly Services, Inc., Class A
(a)
15,811 352,111
Kforce , Inc. 13,171 705,966
ManpowerGroup , Inc. 3,727 368,600
Mimecast, Ltd.
(a)
14,188 570,499
Radiant Logistics, Inc.
(a)
24,701 171,672
Resources Connection, Inc. 49,377 668,565
The Hackett Group, Inc. 45,975 753,530
Yelp, Inc.
(a)
19,179 747,981
5,970,356
Computers ( 2.8% )
CommVault Systems, Inc.
(a)
10,644 686,538
CSG Systems International, Inc. 12,493 560,811
MAXIMUS, Inc. 4,317 384,385
NetScout Systems, Inc.
(a)
11,344 319,447
Perspecta , Inc. 21,380 621,089
Science Applications International Corp. 6,549 547,431
StarTek , Inc.
(a)
45,461 361,415
Sykes Enterprises, Inc.
(a)
8,210 361,897
Tenable Holdings, Inc.
(a)
7,648 276,743
Teradata Corp.
(a)
17,949 691,754
    4,811,510

Schedule of Investments
March 31, 2021
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Diversified Financial Services ( 2.8% )
Artisan Partners Asset Management, Inc., Class A 13,393 $ 698,713
Evercore , Inc., Class A 5,733 755,265
Federated Hermes, Inc., Class B 25,384 794,519
KAR Auction Services, Inc.
(a)
16,197 242,955
Moelis & Co., Class A 13,790 756,795
NMI Holdings, Inc., Class A
(a)
15,228 359,990
PJT Partners, Inc. 8,597 581,587
RE/MAX Holdings, Inc. 16,466 648,596
4,838,420
Education ( 0.7% )
Adtalem Global Education, Inc.
(a)
8,104 320,432
American Public Education, Inc.
(a)
9,211 328,188
Grand Canyon Education, Inc.
(a)
2,925 313,268
Perdoceo Education Corp.
(a)
22,164 265,081
1,226,969
Electric ( 0.8% )
Black Hills Corp. 9,599 640,925
Otter Tail Corp. 13,800 637,146
1,278,071
Electrical Components & Equipment ( 1.6% )
Jabil, Inc. 15,010 782,922
Kimball Electronics, Inc.
(a)
14,638 377,660
Rambus, Inc.
(a)
30,889 600,482
Sanmina Corp.
(a)
19,336 800,124
Vishay Intertechnology , Inc. 7,302 175,832
2,737,020
Electronics ( 1.1% )
OSI Systems, Inc.
(a)
7,053 677,793
Plexus Corp.
(a)
7,453 684,484
SYNNEX Corp. 3,708 425,827
1,788,104
Engineering & Construction ( 1.4% )
EMCOR Group, Inc. 6,413 719,282
Mistras Group, Inc.
(a)
48,770 556,466
Primoris Services Corp. 21,024 696,525
Sterling Construction Co., Inc.
(a)
17,023 394,933
2,367,206
Food ( 0.9% )
Flowers Foods, Inc. 22,539 536,428
Ingredion, Inc. 3,455 310,674

Schedule of Investments
March 31, 2021
The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report I March 31, 2021
Shares Fair Value
Food (0.9%) (continued)
TreeHouse Foods, Inc.
(a)
13,305 $ 695,053
1,542,155
Forest Products & Paper ( 0.8% )
Clearwater Paper Corp.
(a)
14,589 548,838
Domtar Corp. 20,232 747,573
1,296,411
Gambling (Non-Hotel) ( 0.2% )
Golden Entertainment, Inc.
(a)
12,712 321,105
Healthcare Products ( 0.6% )
Luminex Corp. 21,617 689,582
NextGen Healthcare, Inc.
(a)
20,787 376,245
1,065,827
Healthcare Services ( 5.2% )
Addus HomeCare Corp.
(a)
5,634 589,260
Apollo Medical Holdings, Inc.
(a)
27,752 751,802
Chemed Corp. 1,537 706,743
Computer Programs and Systems, Inc. 9,826 300,676
Covetrus , Inc.
(a)
17,060 511,288
Envista Holdings Corp.
(a)
17,800 726,240
Hanger, Inc.
(a)
26,441 603,384
Hill-Rom Holdings, Inc. 6,357 702,321
Inovalon Holdings, Inc., Class A
(a)
27,020 777,636
LHC Group, Inc.
(a)
3,100 592,751
Premier, Inc., Class A 16,050 543,292
Select Medical Holdings Corp.
(a)
20,502 699,118
United Therapeutics Corp.
(a)
4,071 680,956
Viemed Healthcare, Inc.
(a)
66,332 671,280
8,856,747
Home Builders ( 0.2% )
MDC Holdings, Inc. 6,897 409,682
Home Furnishings ( 1.2% )
Ethan Allen Interiors, Inc. 13,222 365,059
Herman Miller, Inc. 16,511 679,428
Hooker Furniture Corp. 9,391 342,396
La-Z-Boy, Inc. 15,141 643,190
    2,030,073

Schedule of Investments
March 31, 2021
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Household Products ( 0.5% )
Ennis, Inc. 36,223 $ 773,361
Insurance ( 3.7% )
CNO Financial Group, Inc. 28,033 680,922
Donegal Group, Inc., Class A 21,604 321,035
First American Financial Corp. 11,990 679,234
Horace Mann Educators Corp. 8,792 379,902
Mercury General Corp. 6,188 376,292
MGIC Investment Corp. 27,561 381,720
Old Republic International Corp. 33,298 727,228
ProSight Global, Inc.
(a)
28,382 357,613
Stewart Information Services Corp. 13,531 704,018
The Hanover Insurance Group, Inc. 2,786 360,676
Universal Insurance Holdings, Inc. 45,746 655,998
Unum Group 25,693 715,036
6,339,674
Machinery - Diversified ( 1.4% )
Argan , Inc. 12,774 681,493
Curtiss-Wright Corp. 5,813 689,422
Luxfer Holdings PLC 17,437 371,059
Terex Corp. 6,995 322,260
Thermon Group Holdings, Inc.
(a)
18,272 356,121
2,420,355
Media ( 1.2% )
Gray Television, Inc. 36,822 677,525
Meredith Corp.
(a)
22,311 664,422
The EW Scripps Co., Class A 37,113 715,167
2,057,114
Metal Fabricate & Hardware ( 1.4% )
AZZ, Inc. 13,589 684,206
Insteel Industries, Inc. 11,317 349,016
The Timken Co. 7,974 647,250
Worthington Industries, Inc. 10,329 692,973
2,373,445
Miscellaneous Manufacturing ( 6.3% )
Alcoa Corp.
(a)
22,313 724,949
Axalta Coating Systems, Ltd.
(a)
12,055 356,587
Brady Corp., Class A 6,915 369,607
Carriage Services, Inc. 20,008 704,082
Crane Co. 7,391 694,089
Energizer Holdings, Inc. 8,229 390,548
EnPro Industries, Inc. 8,108 691,369

Schedule of Investments
March 31, 2021
The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report I March 31, 2021
Shares Fair Value
Miscellaneous Manufacturing (6.3%) (continued)
Hamilton Beach Brands Holding Co., Class A, Class A 12,850 $ 232,970
Huntington Ingalls Industries, Inc. 3,814 785,112
Ichor Holdings, Ltd.
(a)
8,147 438,309
Matthews International Corp. 11,270 445,728
Moog, Inc., Class A 8,631 717,668
O-I Glass, Inc.
(a)
50,810 748,939
Park-Ohio Holdings Corp. 20,991 661,007
Pilgrim's Pride Corp.
(a)
29,982 713,272
Powell Industries, Inc. 22,736 770,068
Royal Gold, Inc. 3,103 333,945
Spectrum Brands Holdings, Inc. 8,340 708,900
Sturm Ruger & Co., Inc. 4,000 264,280
10,751,429
Office Furnishings ( 0.8% )
HNI Corp. 18,445 729,684
Interface, Inc. 54,523 680,447
1,410,131
Oil & Gas ( 5.1% )
Berry Corp. 108,270 596,568
Bonanza Creek Energy, Inc.
(a)
21,521 768,945
Cimarex Energy Co. 13,527 803,368
Comstock Resources, Inc.
(a)
92,033 509,863
Delek U.S. Holdings, Inc. 14,960 325,829
Equitrans Midstream Corp. 79,099 645,448
HollyFrontier Corp. 15,781 564,644
National Fuel Gas Co. 15,058 752,749
Ovintiv , Inc. 14,021 333,980
PDC Energy, Inc.
(a)
21,529 740,598
Penn Virginia Corp.
(a)
32,817 439,748
ProPetro Holding Corp.
(a)
64,306 685,502
Select Energy Services, Inc., Class A
(a)
5,858 29,173
Southwest Gas Holdings, Inc. 10,501 721,524
Spire, Inc. 10,859 802,371
8,720,310
Pharmaceuticals ( 2.3% )
Amphastar Pharmaceuticals, Inc.
(a)
27,863 510,450
Emergent BioSolutions , Inc.
(a)
6,118 568,423
Horizon Therapeutics PLC
(a)
7,586 698,216
PRA Health Sciences, Inc.
(a)
4,541 696,272
Prestige Consumer Healthcare, Inc.
(a)
16,503 727,452

Schedule of Investments
March 31, 2021
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Pharmaceuticals (2.3%) (continued)
USANA Health Sciences, Inc.
(a)
7,952 $ 776,115
3,976,928
Real Estate Investment Trusts ( 8.1% )
Apple Hospitality REIT, Inc. 45,392 661,361
Brixmor Property Group, Inc. REIT 31,424 635,708
Broadstone Net Lease, Inc. REIT 34,104 624,103
CareTrust REIT, Inc. 26,497 616,983
Chatham Lodging Trust REIT
(a)
49,086 645,972
City Office REIT, Inc. 31,287 332,268
Community Healthcare Trust, Inc. REIT 7,500 345,900
Corporate Office Properties Trust REIT 23,438 617,123
Cousins Properties, Inc. REIT 8,346 295,031
EastGroup Properties, Inc. REIT 2,601 372,671
Getty Realty Corp. REIT 17,090 483,989
Gladstone Land Corp. REIT 21,848 399,818
Highwoods Properties, Inc. REIT 15,333 658,399
Industrial Logistics Properties Trust REIT 21,925 507,125
LTC Properties, Inc. REIT 7,382 307,977
National Health Investors, Inc. REIT 8,154 589,371
National Storage Affiliates Trust REIT 14,187 566,487
PotlatchDeltic Corp. REIT 11,045 584,501
PS Business Parks, Inc. REIT 3,577 552,933
Retail Opportunity Investments Corp. REIT 19,483 309,195
Sabra Health Care REIT, Inc. 15,588 270,608
Saul Centers, Inc. REIT 8,092 324,570
Service Properties Trust REIT 43,321 513,787
STAG Industrial, Inc. REIT 11,442 384,566
The GEO Group, Inc. REIT 46,982 364,580
Urstadt Biddle Properties, Inc., Class A REIT 36,293 604,278
Weingarten Realty Investors REIT 17,300 465,543
Whitestone REIT 69,610 675,217
13,710,064
Retail ( 6.1% )
AutoNation, Inc.
(a)
7,182 669,506
Build-A-Bear Workshop, Inc., Class A
(a)
47,430 327,267
Caleres , Inc. 37,229 811,592
Carter's, Inc.
(a)
7,990 710,551
Culp, Inc. 32,268 496,604
Del Taco Restaurants, Inc. 61,812 592,159
Herbalife Nutrition, Ltd.
(a)
7,630 338,467
Nu Skin Enterprises, Inc., Class A 6,727 355,791
OneWater Marine, Inc.
(a)
12,247 489,390
Party City Holdco, Inc.
(a)
76,959 446,362

Schedule of Investments
March 31, 2021
The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report I March 31, 2021
Shares Fair Value
Retail (6.1%) (continued)
Polaris, Inc. 5,700 $ 760,950
Qurate Retail, Inc., Class A 55,877 657,114
Rocky Brands, Inc. 7,200 389,232
The ODP Corp.
(a)
14,658 634,545
The Wendy's Co. 33,149 671,599
Titan Machinery, Inc.
(a)
13,611 347,080
Tupperware Brands Corp.
(a)
17,638 465,820
Vector Group, Ltd. 50,071 698,490
World Fuel Services Corp. 15,301 538,595
10,401,114
Savings & Loans ( 2.1% )
Flushing Financial Corp. 22,399 475,531
FS Bancorp, Inc. 10,170 683,424
Home Bancorp, Inc. 5,584 201,303
Investors Bancorp, Inc. 31,401 461,281
Meridian Bancorp, Inc. 25,846 476,083
New York Community Bancorp, Inc. 29,783 375,862
Provident Financial Services, Inc. 15,619 347,991
Southern Missouri Bancorp, Inc. 12,067 475,681
3,497,156
Semiconductors ( 1.8% )
Axcelis Technologies, Inc.
(a)
8,722 358,387
Cirrus Logic, Inc.
(a)
7,752 657,292
Cohu , Inc.
(a)
16,450 688,268
DSP Group, Inc.
(a)
10,322 147,089
Onto Innovation, Inc.
(a)
6,358 417,784
Ultra Clean Holdings, Inc.
(a)
12,596 731,072
2,999,892
Software ( 1.2% )
Blackbaud , Inc.
(a)
8,200 582,856
BM Technologies, Inc.
(a)
6,893 80,304
ePlus , Inc.
(a)
6,677 665,296
Progress Software Corp. 15,017 661,649
1,990,105
Technology ( 0.4% )
Xerox Holdings Corp. 26,604 645,679
Telecommunications ( 3.7% )
A10 Networks, Inc.
(a)
69,003 663,119
ATN International, Inc. 11,983 588,605

Schedule of Investments
March 31, 2021
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Telecommunications (3.7%) (continued)
Aviat Networks, Inc.
(a)
5,308 $ 377,080
Casa Systems, Inc.
(a)
47,169 449,521
CommScope Holding Co., Inc.
(a)
43,033 660,987
Extreme Networks, Inc.
(a)
42,615 372,881
TEGNA, Inc. 36,766 692,304
Telephone and Data Systems, Inc. 28,824 661,799
U.S. Cellular Corp.
(a)
19,316 704,648
Viavi Solutions, Inc.
(a)
42,987 674,896
Zix Corp.
(a)
68,050 513,777
6,359,617
Transportation ( 2.0% )
ArcBest Corp. 5,001 351,920
Costamare , Inc. 34,363 330,572
Diamond S Shipping, Inc.
(a)
72,448 726,653
Ryder System, Inc. 5,230 395,650
Schneider National, Inc., Class B 27,349 682,905
USA Truck, Inc.
(a)
44,493 850,260
3,337,960
TOTAL COMMON STOCK (COST $134,389,861) 169,755,325
INVESTMENTS, AT VALUE (COST $134,389,861) 99.8% 169,755,325
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES 0.2% 264,752
NET ASSETS 100.0% $ 170,020,077
(a) Non-income producing security.
Common Abbreviations:
PLC Public Limited Company
REIT Real Estate Investment Trust

Statement of Assets and Liabilities
March 31, 2021
The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report I March 31, 2021
ASSETS:
Investments, at value
(Cost $134,389,861)
$ 169,755,325
Receivable for fund shares subscribed
18,029
Receivable for investments sold
644,127
Dividends receivable
144,248
Total assets
170,561,729
LIABILITIES:
Payable for investment securities purchased
316,201
Payable due to custodian
99,335
Advisory fee payable
83,939
Other expenses
42,177
Total liabilities
541,652
Net assets
$ 170,020,077
PRICING OF INVESTOR SHARES (NOTE 2 ):
Net Assets
106,612,998
Shares Outstanding
5,885,430
Net asset value, offering and redemption price per share
$ 18.11
PRICING OF INSTITUTIONAL SHARES (NOTE 2 ):
Net Assets
$ 63,407,079
Shares Outstanding
3,491,041
Net asset value, offering and redemption price per share
$ 18.16
NET ASSETS CONSISTS OF:
Paid-in capital
$ 120,7 17,065
Distributable earnings
49,3 03,012
Net assets
$ 170,020,077

Statement of Operations
For the Year Ended March 31, 2021
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
INVESTMENT INCOME:
Dividends, (net of foreign withholding taxes of $2,147)
$ 3,072,992
Total investment income
3,072,992
EXPENSES:
Advisory fees
1,204,187
Operating expenses
Investor Shares
343,112
Institutional Shares
48,020
Total expenses
1,595,319
Less fees waived/reimbursed by investment adviser
–
Net expenses
1,595,319
Net investment income
1,477,673
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments
20,064,181
Net change in unrealized appreciation on investments
63,317,291
Net gain on investments
83,381,472
Net increase in net assets resulting from operations
$ 84,859,145

Statement of Changes in Net Assets
The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report I
For the Year
Ended
March 31, 2021
For the Year
Ended
March 31, 2020
OPERATIONS:
Net investment income
$ 1,477,673 $ 991,332
Net realized gain (loss) on investments
20,064,181 (1,420,985)
Net change in unrealized appreciation (depreciation) of investments
63,317,291 (28,956,168)
Net increase (decrease) in net assets resulting from operations
84,859,145 (29,385,821)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares
(646,742) (478,081)
Institutional Shares
(527,937) (286,781)
Total distributions
(1,174,679) (764,862)
CAPITAL SHARE TRANSACTIONS:
Net decrease from capital share transactions (see Note 3 )
(2,029,302) (881,760)
Redemption fees
2,594 3,936
Net decrease from capital share transactions
(2,026,708) (877,824)
Total increase (decrease) in net assets
81,657,758 (31,028,507)
NET ASSETS:
Beginning of year
88,362,319 119,390,826
End of year
$ 170,020,077 $ 88,362,319

Financial Highlights
CornerCap Small-Cap Value Fund - Investor Shares
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Selected data for each share of beneficial interest outstanding throughout the years indicated:
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Year
Ended
March 31,
2018
Year
Ended
March 31,
2017
INVESTOR SHARES
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year
$ 9.67 $ 13.12 $ 15.27 $ 16.68 $ 14.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income
(a)
0.13 0.10 0.08 0.06 0.04
Net realized and unrealized gain (loss) on investments
8.41 (3.47) (0.38) 0.90 3.38
Total Income/(Loss) from Investment Operations
8.54 (3.37) (0.30) 0.96 3.42
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
(0.10) (0.08) (0.04) (0.01) (0.03)
Distributions from net realized gain on investments
– – (1.81) (2.36) (0.71)
Total Dividends and Distributions to Shareholders
(0.10) (0.08) (1.85) (2.37) (0.74)
Paid-in Capital from Redemption Fees
(a)
0.00
(b)
0.00
(b)
0.00
(b)
0.00
(b)
0.00
(b)
Net asset value, end of year
$ 18.11 $ 9.67 $ 13.12 $ 15.27 $ 16.68
Total Return
88.56% (25.91)% (0.99)% 5.64% 24.40%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000s)
$ 106,613 $ 60,472 $ 85,230 $ 84,789 $ 77,455
RATIOS TO AVERAGE NET ASSETS:
Net investment income
0.99% 0.74% 0.55% 0.36% 0.26%
Net expenses
1.30% 1.30% 1.30% 1.30% 1.30%
Gross expenses
1.30% 1.30% 1.30% 1.30% 1.30%
Portfolio turnover rate
121% 127% 147% 117% 129%
footer
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.005 per share.

Financial Highlights
CornerCap Small-Cap Value Fund - Institutional Shares
The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report I
Selected data for each share of beneficial interest outstanding throughout the years indicated:
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Year
Ended
March 31,
2018
Year
Ended
March 31,
2017
INSTITUTIONAL SHARES
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year
$ 9.69 $ 13.15 $ 15.30 $ 16.70 $ 14.02
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income
(a)
0.18 0.14 0.13 0.11 0.09
Net realized and unrealized gain (loss) on investments
8.43 (3.48) (0.39) 0.91 3.38
Total Income/(Loss) from Investment Operations
8.61 (3.34) (0.26) 1.02 3.47
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
(0.14) (0.12) (0.08) (0.06) (0.08)
Distributions from net realized gain on investments
– – (1.81) (2.36) (0.71)
Total Dividends and Distributions to Shareholders
(0.14) (0.12) (1.89) (2.42) (0.79)
Paid-in Capital from Redemption Fees
(a)
0.00
(b)
0.00
(b)
0.00
(b)
0.00
(b)
0.00
(b)
Net asset value, end of year
$ 18.16 $ 9.69 $ 13.15 $ 15.30 $ 16.70
Total Return
89.19% (25.72)% (0.68)% 5.96% 24.74%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000s)
$ 63,407 $ 27,890 $ 34,161 $ 37,788 $ 28,523
RATIOS TO AVERAGE NET ASSETS:
Net investment income
1.31% 1.05% 0.84% 0.67% 0.57%
Net expenses
1.00% 1.00% 1.00% 1.00% 1.00%
Gross expenses
1.00% 1.00% 1.00% 1.00% 1.00%
Portfolio turnover rate
121% 127% 147% 117% 129%
footer
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.005 per share.

Notes to Financial Statements
March 31, 2021

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1. ORGANIZATION
The CornerCap Group of Funds was organized on January 6, 1986 as a Massachusetts Business Trust (the “Trust”) and is
registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The
Trust currently consists of the CornerCap Small-Cap Value Fund (the “Fund”). The Fund currently offers Investor Shares and Institutional Shares.
The Fund’s investment objective is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities.
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”. The
following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Security Valuation – Portfolio securities including common stocks that are listed on national securities exchanges or the
NASDAQ National Market System are valued at the last sale price or official close as of 4:00 p.m. Eastern time or, in the absence of recorded sales, at the closing bid price on such exchanges or such system. Based on obtaining active market quotes, common stocks are classified as Level 1 of the fair value hierarchy. Unlisted securities that are not included on such exchanges or systems are valued at the quoted bid prices on the over‐the counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Fund’s Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.
Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

Notes to Financial Statements
March 31, 2021
Annual Report I March 31, 2021

REITs – The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.
The Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in the Fund’s annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax. Any reclassifications are treated as permanent book to tax differences and are reclassified within the components of net assets on the Statement of Assets and Liabilities, rather than reclassifying such amounts on the
Statements of Operations.
Federal Income Taxes – For Federal income tax purposes, the Fund currently qualifies, and intends to remain qualified, as a regulated investment company (“RIC”) under the provisions of Subchapter M of the Internal Revenue Code of 1986
(“Code”), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made. As of and during the year ended March 31, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.
Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of the Fund.
Expenses that are directly attributable to more than one investment portfolio are allocated among the respective Funds in an equitable manner.
CornerCap Small-Cap Value Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Notes to Financial Statements
March 31, 2021

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Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:
Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability;
and
Level 3 – Significant unobservable prices or inputs (including each Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.
The following is a summary of investments based on the inputs used to value the Fund’s investments as of March 31, 2021:
For the year ended March 31, 2021 , the Fund did not have significant unobservable inputs (Level 3) used in determining fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Fund did not hold any derivative instruments at any time during the year .
3. SHARES OF BENEFICIAL INTEREST
On March 31, 2021 , there was an unlimited number of no par-value shares of beneficial interest authorized for the Fund.
Subject to certain exceptions, the Fund charges a 1% redemption fee, calculated as a percentage of the amount redeemed, on redemptions (sales or exchanges) made within sixty days of initial purchase of shares of the Fund. The redemption fees charged during the year are disclosed on the Statements of Changes in Net Assets.
Transactions in shares of beneficial interest were as follows:
Valuation Inputs
Investments at Value * Level 1 Level 2 Level 3 Total
Common Stocks $ 169,755,325 $ – $ – $ 169,755,325
Total $ 169,755,325 $ – $ – $ 169,755,325
* See Schedule of Investments for industry classification

Notes to Financial Statements
March 31, 2021
Annual Report I March 31, 2021

4. FEDERAL TAX INFORMATION
The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the
Fund. Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.
The tax character of distributions paid for the years ended March 31, 2021 and March 31, 2020 were as follows:
Equalization debits included in the distribution for the Fund were as follows:
For the year ended March 31, 2021 , the Fund recorded the following reclassifications to the accounts listed below. The reclassifications were primarily as a result of equalization debits utilized.
As of March 31, 2021 , the components of distributable earnings on a tax basis were as follows:
Year Ended March 31, 2021 Year Ended March 31, 2020
Shares Amount Shares Amount
Shares Sold
Investor Shares
1,282,119 15,528,843 924,996 11,825,875
Institutional Shares
1,325,194 16,883,046 766,322 8,927,442
Shares Issued in Reinvestment of Dividends
Investor Shares
43,844 646,694 32,788 478,045
Institutional Shares
35,048 517,654 18,955 276,746
Total
2,686,205 33,576,237 1,743,061 21,508,108
Less Shares Redeemed
Investor Shares
(1,693,071) (24,498,915) (1,199,978) (16,045,580)
Institutional Shares
(746,425) (11,106,624) (506,070) (6,344,288)
Net increase (decrease)
246,709 $ (2,029,302) 37,013 $ (881,760)
Distributions Paid From: 2021 2020
Ordinary Income $ 1,174,679 $ 764,862
Long-term capital gains 5 40,000 –
Total $ 1,7 14,679 $ 764,862
Ordinary
Income
Long-Term
Capital Gain Total
2021 $ – $ 5 40,000 $ 5 40,000
Distributable Earnings Paid-in-Capital
$ (5 40,000 ) $ 5 40,000

Notes to Financial Statements
March 31, 2021

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The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, real estate investment trust investments and return of capital on equity securities.
During the year ended March 31, 2021, the Fund utilized capital loss carryforwards to offset capital gains amounting to
$6,054,340.
The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as of March 31, 2021 , were as follows:
5. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS
A. The Fund has an Investment Advisory Agreement with CornerCap Investment Counsel (the “Adviser”), pursuant to which the Adviser receives an Advisory Fee from the Fund, computed daily and payable monthly, at an annual rate of
0.90% of the Fund’s average daily net assets. Under the terms of each Advisory Agreement, the Adviser manages the
Fund’s investments subject to the approval of the Board of Trustees. The amount of expenses paid to the Adviser are reflected in the Statements of Operations and the amount of current liabilities are reflected in the Statements of Assets and Liabilities.
In addition, the Fund and the Adviser have entered into an Operating Services Agreement whereby the Adviser receives an Operating Services Fee, computed daily and payable monthly, at an annual rate of 0.40% and 0.10% of the average daily net assets of the Fund Investor and Institutional Shares, respectively. The amounts of expenses paid to the Adviser as
Operating Services Fees are reflected in the Statements of Operations and the amount of current liabilities are reflected in the Statements of Assets and Liabilities.
The Adviser has contractually agreed to waive fees and reimburse the Fund so as to limit the Fund’s “Total Annual Fund
Operating Expenses” (exclusive of all taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) as reflected in the following table:
Undistributed ordinary income $ 11,623,958
Undistributed long-term gain 2,2 04,761
Net unrealized appreciation on investments 35,474,293
Total $ 49,3 03,012
Gross unrealized appreciation (excess of value
over tax cost) $ 38,774,174
Gross unrealized depreciation (excess of tax cost
over value) (3,299,881)
Net unrealized appreciation $ 35,474,293
Cost of investments for income tax purposes $ 134,281,032

Notes to Financial Statements
March 31, 2021
Annual Report I March 31, 2021

The contractual agreement cannot be terminated prior to August 1, 2021, without the Board of Trustees’ approval. For the year ended March 31, 2021, the Adviser did not waive fees or reimburse expenses for the Fund.
B. The Fund and the Adviser have entered into the following agreements whereby the Adviser pays any associated fees from the Operating Services Fees it receives from the Fund to Fund operational service providers pursuant to the following agreements:
1) Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services)
(“Apex”) provides fund accounting, fund administration services and transfer agency services to the Fund. Pursuant to an
Apex services agreement, the Adviser pays Apex customary fees for its services from the Operating Services Fee it receives from the Fund. Apex also provides certain shareholder report production, and EDGAR conversion and filing services;
2) Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the
Adviser or Apex or their affiliates.
In addition, the Adviser pays all other operating expenses of the Fund, as outlined in the Operating Services Agreement.
Certain trustees and officers of the Fund are also directors and officers of the Adviser.
6. PURCHASES AND SALES OF SECURITIES
Investment transactions for the year ended March 31, 2021 , excluding short-term investments, were as follows:
7. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2021 ,
Charles Schwab & Co. held approximately 65.46% of the Fund. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).
8. INDEMNIFICATIONS
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts
Total Annual Fund Operating Expense Limitation
Investor Shares 1.30%
Purchases Sales
$ 159,874,514 $ 157,562,582

Notes to Financial Statements
March 31, 2021

www.cornercapfunds.com
with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
9. SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund's financial statements.

Report of Independent Registered Public Accounting Firm
Annual Report I

To the Shareholders and Board of Trustees of
CornerCap Group of Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CornerCap
Group of Funds, comprising CornerCap Small-Cap Value Fund (the “Fund”) as of March 31, 2021, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2021, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2004.
COHEN & COMPANY, LTD.
Cleveland, Ohio
May 28, 2021

Additional Information
March 31, 2021 (Unaudited)

www.cornercapfunds.com
PROXY VOTING POLICY
A copy of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Fund toll‐free at (888) 813‐8637 or on the Securities and Exchange
Commission’s (SEC) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12‐month period ended June 30 is also available without charge, upon request, by calling the Funds toll‐free at (888) 813‐8637 and on the SEC’s website at http://www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form
N‐PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1‐800‐SEC‐0330.
COMPENSATION OF TRUSTEES
No interested Trustee, officer, or employee of the Fund receives any compensation from the Funds or Adviser for serving as an officer or Trustee of the Fund. Each Independent Trustee receives an annual retainer of $8,000, $5,000 for each regular meeting or special in-person meeting of the Trustees, and $2,000 for each special meeting attended by telephone;
members of the Audit Committee are paid $1,600 per Audit Committee meeting, and the Audit Committee Chairman is paid $3,200 per Audit Committee meeting. The Audit Committee will normally meet twice a year. Independent Trustee and
Audit Committee compensation is paid by the Adviser.
TAX DESIGNATIONS
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates the following for federal income tax purposes for distributions made during the calendar year ended December
31, 2020 :
Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Fund had $5 40,0 00 of equalization classified as long term for the year.
TRUSTEES AND OFFICERS
The business affairs of the Fund is managed under the direction of the Fund’s Board of Trustees in accordance with the laws of the State of Massachusetts. Information pertaining to the Trustees and Officers of the Fund is set forth below.
Trustees who are not deemed to be “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be interested
Dividends Received Deduction 100.00%
Qualified Dividend Income 100.0 0%

Additional Information
March 31, 2021 (Unaudited)
Annual Report I March 31, 2021

persons of the Trust as defined in the 1940 Act are referred to as “Interested Trustees”. The Fund’s Statement of Additional
Information includes additional information about the trustees and is available upon request by calling toll-free 1-888-
813-8637.
INTERESTED TRUSTEES
Name, Address and
Year of Birth
Position with the Trust,
Term of Office and Tenure
Number of Funds in
Complex Overseen
by Trustee
Principal Occupation(s) during past 5
years
Other
Trusteeships/Directorships
by Trustee
Thomas E. Quinn
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309
Born: 1945
Trustee, Chairman of the
Board, President, Chief
Financial Officer, and
Treasurer
since 1992
1 Chief Financial Officer, CornerCap
Investment Counsel (since 1989); Chief
Executive Officer, CornerCap Investment
Counsel (1989-2020); Vice-Chairman,
Church Investment Group (non-profit)
(2013-present).
None
INDEPENDENT TRUSTEES
Name, Address* and
Year of Birth
Position with the Trust,
Term of Office and Tenure
Number of Funds in
Complex Overseen
by Trustee
Principal Occupation(s) during past 5
years
Other
Trusteeships/Directorships
by Trustee
Richard L. Boger
Born: 1946
Trustee
since 1992
1 President & CEO, Lex-Tek International,
Inc. (a financial services and software
consulting company), (1991-present);
Managing Trustee, Boger-Owen FNDN
(2012-present); Business Manager,
Owen Holdings, LLLP (2003-2013);
Heathland Holdings, LLP, and General
Partner, Shawnee Meadow Holdings,
LLLP (real estate and related companies)
(2004-present).
Director, Gray Television, Inc.
since 1991.
Laurin M. McSwain
Born: 1951
Trustee
since 1994
1 Attorney, Lefkoff, Duncan, Grimes,
McSwain & Hass, (2003-present).
None
Leslie W. Gates
Born: 1955
Trustee
since 2006
1 Retired, 2005. Partner, Williams Benator
& Libby, LLP (CPA firm) (1989-2004).
None
G. Harry Durity
Born: 1946
Trustee
1992-2004, since 2010
1 Senior Advisor, Consultant, New
Mountain Capital, LLC (asset management
company) (2005-present); Director,
Overland Solutions, Inc. (audit services)
(2009-2014); Director, Alexander
Mann Solutions (Private company)
(2014-present).
Former Director, National
Medical Health Card; Former
Director, WebSite Pros, Inc.
*All Independent Trustees can be contacted via the Fund at:
P.O. Box 588, Portland, ME 04112.

Additional Information
March 31, 2021 (Unaudited)

www.cornercapfunds.com
OFFICERS
Name, Address and
Year of Birth
Position with the Trust,
Term of Office and Tenure
Number of Funds in
Complex Overseen
by Trustee
Principal Occupation(s) during past 5
years
Other
Trusteeships/Directorships
by Trustee
Richard T. Bean
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309
Born: 1962
Vice President of the Funds
since 1996
N/A Portfolio Manager (since 1996) and
Chief Investment Officer (since 2020),
CornerCap Investment Counsel.
N/A
John A. Hackney
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309
Born: 1966
Chief Compliance Officer since
2004 and Secretary of the
Funds since 1999
N/A Chief Executive Officer, CornerCap
Investment Counsel (since 2020);
Chief Compliance Officer, CornerCap
Investment Counsel(2013-2020).
Chief Compliance Officer,
Church Investment Group
(non-profit)
J. Cannon Carr, Jr.
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309
Born: 1967
Vice President of the Funds
since 2019
N/A Chief Executive Officer, CornerCap
Investment Counsel (since 2020); Chief
Investment Officer, CornerCap Investment
Counsel (2013-2020).
N/A

www.cornercapfunds.com
888-813-8637
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of the
shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an
effective prospectus, which includes information regarding the
Fund’s risks, objectives, fees and expenses, experience of their management and other information.
232-ANR-0321

ITEM 2. CODE OF ETHICS.
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the registrant. The registrant’s Code of Ethics is attached as an Exhibit hereto under Item 13(a)(1) of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that there is no “audit committee financial expert” serving on its audit committee. In this regard, the Board also determined that having such a person serve on its audit committee was unnecessary in light of the structure of the registrant’s operations and the broad range of experience and expertise in financial matters possessed by the members of the audit committee, even though no such member was considered to have been an audit committee financial expert under the relatively narrow definition of such term.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were  $31,750 in 2020 and $13,000 in 2021.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2020 and $0 in 2021.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $6,300 in 2020 and $6,300 in 2021. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2020 and $0 in 2021.

(e) (1) Audit Committee Pre-Approval Policies and Procedures: The registrant’s Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves each audit and non-audit service before the accountant is engaged to provide such service.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2020 and $0 in 2021. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of the report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Note applicable.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibits filed herewith).

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              CornerCap Group of Funds

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
President

Date:	May 28, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date:	May 28, 2021